UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934


                    For the monthly distribution period from
                     November 28, 2006 to December 26, 2006


Commission File Number of issuing entity: 333-130192-11


                 J.P. Morgan Mortgage Acquisition Trust 2006-HE2
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-130192


                      J.P. MORGAN ACCEPTANCE CORPORATION I
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       33-1141356, 33-1141358, 33-1141360
                          ----------------------------
                      (I.R.S. Employer Identification No.)

U.S. Bank National Association
Corporate Trust Services, Attn: JPMAC 2006-HE2
209 S. LaSalle Street, Suite 300
Chicago, IL                                                        60604
--------------------------------------                           ---------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (312)-325-8904
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

               Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                              (if Section 12(b))
Title of class
    A1          [   ]           [   ]           [ x ]
    A2          [   ]           [   ]           [ x ]
    A3          [   ]           [   ]           [ x ]
    A4          [   ]           [   ]           [ x ]
    A5          [   ]           [   ]           [ x ]
    M1          [   ]           [   ]           [ x ]
    M2          [   ]           [   ]           [ x ]
    M3          [   ]           [   ]           [ x ]
    M4          [   ]           [   ]           [ x ]
    M5          [   ]           [   ]           [ x ]
    M6          [   ]           [   ]           [ x ]
    M7          [   ]           [   ]           [ x ]
    M8          [   ]           [   ]           [ x ]
    M9          [   ]           [   ]           [ x ]
    M10         [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On December 26, 2006 a distribution was made to holders of J.P. Morgan Mortgage Acquisition Trust 2006-HE2 Asset-Backed Pass-Through Certificates, Series 2006-HE2. The distribution report is attached as
         Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Certificateholders on December 26, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                      J.P. MORGAN ACCEPTANCE CORPORATION I
                                      (Depositor)

                                By:   /s/ William C. Buell
                                      ----------------------
                                      William C. Buell
                                      Vice President

                               Date:  January 9, 2007

EXHIBIT INDEX

Exhibit Number      Description

EX-99.1 Monthly report distributed to holders of J.P.Morgan Mortgage Acquisition Trust 2006-HE2 Asset-Backed Pass-Through Certificates, Series 2006-HE2 relating to the December 26, 2006 distribution.


                                     EX-99.1
             J.P. Morgan Mortgage Acquisition Trust, Series 2006-HE2
                                December 26, 2006


                                Table of Contents
                                                                    Page
Distribution Report                                                   2
Factor Report                                                         3
Delinquent Mortgage Loans                                             9
Delinquency Trend Group                                              10
Bankruptcies                                                         11
Foreclosures                                                         12
REO Properties                                                       13
REO Property Scheduled Balance                                       14
Principal Payoffs by Group occurred in this Distribution             14
Realized Loss Group Report                                           15

 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Alexander Tonge
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                            4 New York Plaza, Floor 6
                    Tel: (212) 623-5415 / Fax: (212) 623-5930
                      Email: alexander.t.tonge@jpmorgan.com


                                      J.P. Morgan Mortgage Acquisition Trust, Series 2006-HE2
                                                          December 26, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                     DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                  ENDING
              FACE         PRINCIPAL                                                       REALIZED     DEFERRED      PRINCIPAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL       LOSSES       INTEREST      BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1       171,430,000.00   160,829,034.24  1,970,456.98      707,379.70  2,677,836.68        0.00         0.00       158,858,577.26
A2       115,507,000.00   100,153,796.39  2,859,306.16      433,248.63  3,292,554.79        0.00         0.00        97,294,490.23
A3        47,160,000.00    47,160,000.00          0.00      205,905.80    205,905.80        0.00         0.00        47,160,000.00
A4        44,844,000.00    44,844,000.00          0.00      197,600.10    197,600.10        0.00         0.00        44,844,000.00
A5        36,125,000.00    36,125,000.00          0.00      162,381.88    162,381.88        0.00         0.00        36,125,000.00
M1        19,548,000.00    19,548,000.00          0.00       88,498.14     88,498.14        0.00         0.00        19,548,000.00
M2        17,674,000.00    17,674,000.00          0.00       80,298.87     80,298.87        0.00         0.00        17,674,000.00
M3        10,444,000.00    10,444,000.00          0.00       47,534.71     47,534.71        0.00         0.00        10,444,000.00
M4         9,372,000.00     9,372,000.00          0.00       43,033.10     43,033.10        0.00         0.00         9,372,000.00
M5         8,837,000.00     8,837,000.00          0.00       40,790.12     40,790.12        0.00         0.00         8,837,000.00
M6         8,301,000.00     8,301,000.00          0.00       38,717.25     38,717.25        0.00         0.00         8,301,000.00
M7         7,766,000.00     7,766,000.00          0.00       39,537.57     39,537.57        0.00         0.00         7,766,000.00
M8         7,230,000.00     7,230,000.00          0.00       37,682.36     37,682.36        0.00         0.00         7,230,000.00
M9         4,552,000.00     4,552,000.00          0.00       26,291.59     26,291.59        0.00         0.00         4,552,000.00
M10        5,623,000.00     5,623,000.00          0.00       32,477.51     32,477.51        0.00         0.00         5,623,000.00
P                100.00           100.00          0.00       74,674.66     74,674.66        0.00         0.00               100.00
R                  0.00             0.00          0.00            0.00          0.00        0.00         0.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS   514,413,100.00   488,458,930.63  4,829,763.14    2,256,051.99  7,085,815.13        0.00         0.00       483,629,167.49
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                   ENDING
              FACE         NOTIONAL                                                         REALIZED      DEFERRED     NOTIONAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
C        535,569,123.00     509,613,911.22     0.00           844,411.94    844,411.94       0.00         0.00      504,784,148.09
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                         FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     CURRENT
                       BEGINNING                                                                 ENDING              PASS-THRU
CLASS        CUSIP     PRINCIPAL          PRINCIPAL          INTEREST              TOTAL        PRINCIPAL            RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1          46625SAA4      938.16154839  11.49423660         4.12634720        15.62058380       926.66731179       5.460000%
A2          46625SAB2      867.07988598  24.75439722         3.75084307        28.50524029       842.32548876       5.370000%
A3          46625SAC0    1,000.00000000   0.00000000         4.36611111         4.36611111     1,000.00000000       5.420000%
A4          46625SAD8    1,000.00000000   0.00000000         4.40638882         4.40638882     1,000.00000000       5.470000%
A5          46625SAE6    1,000.00000000   0.00000000         4.49500014         4.49500014     1,000.00000000       5.580000%
M1          46625SAF3    1,000.00000000   0.00000000         4.52722222         4.52722222     1,000.00000000       5.620000%
M2          46625SAG1    1,000.00000000   0.00000000         4.54333315         4.54333315     1,000.00000000       5.640000%
M3          46625SAH9    1,000.00000000   0.00000000         4.55138931         4.55138931     1,000.00000000       5.650000%
M4          46625SAJ5    1,000.00000000   0.00000000         4.59166667         4.59166667     1,000.00000000       5.700000%
M5          46625SAK2    1,000.00000000   0.00000000         4.61583343         4.61583343     1,000.00000000       5.730000%
M6          46625SAL0    1,000.00000000   0.00000000         4.66416697         4.66416697     1,000.00000000       5.790000%
M7          46625SAM8    1,000.00000000   0.00000000         5.09111125         5.09111125     1,000.00000000       6.320000%
M8          46625SAN6    1,000.00000000   0.00000000         5.21194468         5.21194468     1,000.00000000       6.470000%
M9          46625SAP1    1,000.00000000   0.00000000         5.77583260         5.77583260     1,000.00000000       7.170000%
M10         46625SAQ9    1,000.00000000   0.00000000         5.77583319         5.77583319     1,000.00000000       7.170000%
P           46625SAS5    1,000.00000000   0.00000000   746,746.60000000   746,746.60000000     1,000.00000000       0.000000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                     949.54605672   9.38888053         4.38568145        13.77456198       940.15717619
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      CURRENT
                       BEGINNING                                                                 ENDING               PASS-THRU
CLASS        CUSIP     NOTIONAL         PRINCIPAL          INTEREST              TOTAL           NOTIONAL             RATE
-----------------------------------------------------------------------------------------------------------------------------------
C          46625SAR7   951.53713934    0.00000000         1.57666285         1.57666285       942.51913789          0.000000%
-----------------------------------------------------------------------------------------------------------------------------------


                                     J.P. Morgan Mortgage Acquisition Trust, Series 2006-HE2
                                                        December 26, 2006


Dates:

Record Date                                                                                                       12/22/06
Determination Date                                                                                                12/14/06
Distribution Date                                                                                                 12/26/06

Principal Funds:

Scheduled Principal Payments (Total)                                                                            181,537.92
Group 1                                                                                                          80,043.24
Group 2                                                                                                         101,494.68

Principal Prepayments (Total)                                                                                 4,589,723.57
Group 1                                                                                                       1,885,916.13
Group 2                                                                                                       2,703,807.44

Curtailments (Total)                                                                                             58,226.03
Group 1                                                                                                           4,508.66
Group 2                                                                                                          53,717.37

Curtailment Interest Adjustments (Total)                                                                            275.61
Group 1                                                                                                               5.07
Group 2                                                                                                             270.54

Repurchase Principal (Total)                                                                                          0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Substitution Amounts (Total)                                                                                          0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Net Liquidation Proceeds (Total)                                                                                      0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Other Principal Adjustments (Total)                                                                                   0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Non Recoverable Principal Advances (Total)                                                                           27.23
Group 1                                                                                                              27.23
Group 2                                                                                                               0.00

Interest Funds:

Gross Interest                                                                                                3,371,347.64
Group 1                                                                                                       1,397,862.86
Group 2                                                                                                       1,973,484.78

Servicing Fees                                                                                                  212,339.11
Group 1                                                                                                          87,749.55
Group 2                                                                                                         124,589.56

Trustee Fees                                                                                                      1,698.71
Group 1                                                                                                             702.00
Group 2                                                                                                             996.72

Custodian Fee                                                                                                       849.36
Group 1                                                                                                             351.00
Group 2                                                                                                             498.36

Trust Oversight Manager Fees                                                                                      6,370.17
Group 1                                                                                                           2,632.49
Group 2                                                                                                           3,737.69

Non Recoverable Interest Advances (Total)                                                                        -6,739.19
Group 1                                                                                                          -6,739.19
Group 2                                                                                                               0.00

Prepayment Penalties:

Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected                                       15
Group 1                                                                                                                  8
Group 2                                                                                                                  7

Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected                            2,884,914.06
Group 1                                                                                                       1,192,523.38
Group 2                                                                                                       1,692,390.68

Amount of Prepayment Penalties Collected                                                                         74,674.66
Group 1                                                                                                          32,402.54
Group 2                                                                                                          42,272.12

Available Remittance Amount                                                                                   7,986,565.38

Principal Remittance Amount (Total)                                                                           4,829,735.90
Group 1                                                                                                       1,970,445.87
Group 2                                                                                                       2,859,290.03

Interest Remittance Amount (Total)                                                                            3,156,829.48
Group 1                                                                                                       1,313,167.02
Group 2                                                                                                       1,843,662.46

Pool Detail:

Beginning Number of Loans Outstanding                                                                                2,941
Group 1                                                                                                              1,482
Group 2                                                                                                              1,459

Ending Number of Loans Outstanding                                                                                   2,915
Group 1                                                                                                              1,469
Group 2                                                                                                              1,446

Beginning Aggregate Loan Balance                                                                            509,613,910.97
Group 1                                                                                                     210,598,959.89
Group 2                                                                                                     299,014,951.08

Ending Aggregate Loan Balance                                                                               504,784,147.84
Group 1                                                                                                     208,628,486.79
Group 2                                                                                                     296,155,661.05

Current Advances                                                                                                      0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Aggregate Advances                                                                                                    0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Weighted Average Remaining Term To Maturity                                                                         351.41
Group 1                                                                                                             352.00
Group 2                                                                                                             351.00

Weighted Average Net Mortgage Rate                                                                                7.10909%
Group 1                                                                                                           7.13950%
Group 2                                                                                                           7.08767%

Interest Accrual Period
Start Date                                                                                               November 27, 2006
End Date                                                                                                 December 26, 2006
Number of Days in Accrual Period                                                                                        29

Delinquent Mortgage Loans
Group 1
Category       Number        Principal Balance     Percentage
1 Month          55              8,322,282.76        3.99%
2 Month          18              2,526,370.73        1.21%
3 Month           2                841,670.71        0.40%
Total            75             11,690,324.20        5.60%

Delinquent Mortgage Loans
Group 2
Category       Number        Principal Balance     Percentage
1 Month          65             13,721,595.71        4.63%
2 Month          21              4,221,617.50        1.43%
3 Month           3                846,545.99        0.29%
Total            89             18,789,759.20        6.34%

* Delinquent Bankruptcies and Foreclosures are not included in the table above.

Bankruptcies
Group Number   Number of Loans      Principal Balance   Percentage
      1               10              1,224,834.74        0.59%
      2               7                 837,317.91        0.28%
Total                 17              2,062,152.65        0.41%

Group 1 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                                              6
Principal Balance of Bankruptcy Loans that are Current                                                          659,805.09
Number of Bankruptcy Loans that are 1 Month Delinquent                                                                   0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                                     0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                                                  1
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                              183,972.93
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                                 3
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                                             381,056.72
Total Number of Bankruptcy Loans                                                                                        10
Total Principal Balance of Bankruptcy Loans                                                                   1,224,834.74

Group 2 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                                              4
Principal Balance of Bankruptcy Loans that are Current                                                          428,031.82
Number of Bankruptcy Loans that are 1 Month Delinquent                                                                   0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                                     0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                                                  1
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                               94,786.33
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                                 2
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                                             314,499.76
Total Number of Bankruptcy Loans                                                                                         7
Total Principal Balance of Bankruptcy Loans                                                                     837,317.91

Foreclosures
Group Number      Number of Loans      Principal Balance   Percentage
      1                 26               3,769,232.20         1.81%
      2                 43              10,237,196.81         3.46%
Total                   69              14,006,429.01         2.77%

Group 1 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                                             0
Principal Balance of Foreclosure Loans that are Current                                                               0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                                  0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                                    0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                                                 0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                                   0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                                               26
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                                          3,769,232.20
Total Number of Foreclosure Loans                                                                                       26
Total Principal Balance of Foreclosure Loans                                                                  3,769,232.20

Group 2 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                                             0
Principal Balance of Foreclosure Loans that are Current                                                               0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                                  0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                                    0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                                                 0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                                   0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                                               43
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                                         10,237,196.81
Total Number of Foreclosure Loans                                                                                       43
Total Principal Balance of Foreclosure Loans                                                                 10,237,196.81

REO Properties
Group Number        Number of Loans        Principal Balance    Percentage
      1                    3                  455,746.11           0.22%
      2                    1                  272,939.31           0.09%
Total                      4                  728,685.42           0.14%

Group 1 REO Reporting:
Number of REO Loans that are Current                                                                                     0
Principal Balance of REO Loans that are Current                                                                       0.00
Number of REO Loans that are 1 Month Delinquent                                                                          0
Principal Balance of REO Loans that are 1 Month Delinquent                                                            0.00
Number of REO Loans that are 2 Months Delinquent                                                                         0
Principal Balance of REO Loans that are 2 Months Delinquent                                                           0.00
Number of REO Loans that are 3+ Months Delinquent                                                                        3
Principal Balance of REO Loans that are 3+ Months Delinquent                                                    455,746.11
Total Number of REO Loans                                                                                                3
Total Principal Balance of REO Loans                                                                            455,746.11

Group 2 REO Reporting:
Number of REO Loans that are Current                                                                                     0
Principal Balance of REO Loans that are Current                                                                       0.00
Number of REO Loans that are 1 Month Delinquent                                                                          0
Principal Balance of REO Loans that are 1 Month Delinquent                                                            0.00
Number of REO Loans that are 2 Months Delinquent                                                                         0
Principal Balance of REO Loans that are 2 Months Delinquent                                                           0.00
Number of REO Loans that are 3+ Months Delinquent                                                                        1
Principal Balance of REO Loans that are 3+ Months Delinquent                                                    272,939.31
Total Number of REO Loans                                                                                                1
Total Principal Balance of REO Loans                                                                            272,939.31

REO Property Scheduled Balance

Group Number    Loan Number   REO Date      Schedule Principal Balance
                                                      0.00
Total                                                 0.00

Principal Payoffs by Group occurred in this Distribution

Group Number       Number of Loans      Principal Balance     Percentage
      1                  13                1,885,916.13         0.90%
      2                  13                2,703,807.44         0.91%
Total                    26                4,589,723.57         0.91%

Realized Loss Group Report
Group     Current       Cumulative      Ending            Balance of           Net Liquidation
Number    Loss          Loss            Balance           Liquidated Loans     Proceeds
1         0.00              0.00        208,628,486.79    0.00                 0.00
2         0.00          1,107.00        296,155,661.05    0.00                 0.00
TOTAL     0.00          1,107.00        504,784,147.84    0.00                 0.00

Loss Detail:

Current Realized Losses- Reduced by Recoveries                                                                        0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Cumulative Realized Losses - Reduced by Recoveries                                                                1,107.00
Group 1                                                                                                               0.00
Group 2                                                                                                           1,107.00

Current Applied Losses                                                                                                0.00
Cumulative Applied Losses                                                                                             0.00

Trigger Event                                                                                                           NO
TEST I - Trigger Event Occurrence                                                                                       NO
(Is Delinquency Percentage > 35.50% of of Senior Enhancement Percentage ?)
Delinquency Percentage                                                                                            4.99886%
35.50% of of Senior Enhancement Percentage                                                                        8.47455%
OR
TEST II - Trigger Event Occurrence                                                                                      NO
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal                                                              0.00021%
Required Cumulative Loss %                                                                                        0.00000%

O/C Reporting
Targeted Overcollateralization Amount                                                                        21,154,980.35
Ending Overcollateralization Amount                                                                          21,154,980.35
Ending Overcollateralization Deficiency                                                                               0.00
Overcollateralization Release Amount                                                                                  0.00
Monthly Excess Interest                                                                                         844,439.18
Payment to Class C                                                                                              844,411.94

Certificate Interest Shortfall Detail:

Interest Carryforward Amount Occurred This Period                                                                     0.00
Class A-1                                                                                                             0.00
Class A-2                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class A-5                                                                                                             0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00

Interest Carryforward Amount Paid This Period                                                                         0.00
Class A-1                                                                                                             0.00
Class A-2                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class A-5                                                                                                             0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00

Remaining Interest Carryforward Amount
Class A-1                                                                                                             0.00
Class A-2                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class A-5                                                                                                             0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00

Swap Account:
Net Swap Payment Due                                                                                            131,012.97
Net Swap Payment Paid                                                                                           131,012.97
Net Swap Receipt Due                                                                                                  0.00

Beginning Balance                                                                                                 1,000.00
Additions to the Swap Account                                                                                   131,012.97
Withdrawals from the Swap Account                                                                               131,012.97
Ending Balance                                                                                                    1,000.00

Basis Risk Reserve Fund Account:
Beginning Balance                                                                                                 1,000.00
Additions to the Basis Risk Reserve Fund                                                                              0.00
Dividend Earnings on the Basis Risk Reserve Fund                                                                      0.00
Withdrawals from the Basis Risk Reserve Fund                                                                          0.00
Ending Balance                                                                                                    1,000.00

Basis Risk Reserve Carryover:
Interest Carryover Amount Occurred This Period
Class A-1                                                                                                             0.00
Class A-2                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class A-5                                                                                                             0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00

Interest Carryover Amount Paid This Period
Class A-1                                                                                                             0.00
Class A-2                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class A-5                                                                                                             0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00

Remaining Interest Carryover Amount
Class A-1                                                                                                             0.00
Class A-2                                                                                                             0.00
Class M-1                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class A-5                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00

Non-Supported Interest Shortfall:

Total Prepayment Interest Shortfall occurred this distribution                                                        0.00

Prepayment Interest Shortfall Allocated to Class A-1                                                                  0.00
Prepayment Interest Shortfall Allocated to Class A-2                                                                  0.00
Prepayment Interest Shortfall Allocated to Class A-3                                                                  0.00
Prepayment Interest Shortfall Allocated to Class A-4                                                                  0.00
Prepayment Interest Shortfall Allocated to Class A-5                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-1                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-2                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-3                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-4                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-5                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-6                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-7                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-8                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-9                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-10                                                                 0.00
Prepayment Interest Shortfall Allocated to Class C                                                                    0.00

Total Relief Act Interest Shortfall occurred this distribution                                                      436.60

Relief Act Interest Shortfall Allocated to Class A-1                                                                  0.00
Relief Act Interest Shortfall Allocated to Class A-2                                                                  0.00
Relief Act Interest Shortfall Allocated to Class A-3                                                                  0.00
Relief Act Interest Shortfall Allocated to Class A-4                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-1                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-2                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-3                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-4                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-5                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-6                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-7                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-8                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-9                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-10                                                                 0.00
Relief Act Interest Shortfall Allocated to Class C                                                                  436.60

Available Net Funds Cap to Libor Certificates                                                                     7.354234

One-Month LIBOR for Such Distribution Date                                                                        5.320000

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
Class A-1                                                                                                         5.460000
Class A-2                                                                                                         5.370000
Class A-3                                                                                                         5.420000
Class A-4                                                                                                         5.470000
Class A-5                                                                                                         5.580000
Class M-1                                                                                                         5.620000
Class M-2                                                                                                         5.640000
Class M-3                                                                                                         5.650000
Class M-4                                                                                                         5.700000
Class M-5                                                                                                         5.730000
Class M-6                                                                                                         5.790000
Class M-7                                                                                                         6.320000
Class M-8                                                                                                         6.470000
Class M-9                                                                                                         7.170000
Class M-10                                                                                                        7.170000

Deferred Amounts Detail:
(Reduction of Certificate Principal Amounts due to Applied Loss Amounts)

Deferred Amount with respect to such Distribution Date
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00

Deferred Amount Paid This Period                                                                                      0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00

Deferred Amount Occurred This Period                                                                                  0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00

Remaining Deferred Amount
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00

Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.
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